Summary of Stock Option and Restricted Stock Units Activity (Detail) - 2015 Equity Incentive Plan and 2025 Equity Incentive Plan - Employee Stock Options And Restricted Stock Units - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning balance	7,800	9,007	9,580
Restricted stock units granted	(1,460)	(1,225)	(624)
Restricted stock units forfeited	24	18	51
Available for grant at ending balance	18,615	7,800	9,007
Authorized-2025 Plan	20,000
Terminated-2015 Plan	(7,749)